Property, Plant and Equipment	12 Months Ended
Dec. 31, 2016
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment
10.	PROPERTY, PLANT AND EQUIPMENT

December 31, 2016 (millions of dollars)	Property, Plant and Equipment	Accumulated Depreciation	Construction in Progress	Total
Transmission	14,692	4,862	910	10,740
Distribution	9,656	3,305	243	6,594
Communication	1,069	674	9	404
Administration and service	1,632	924	61	769
Easements	628	67	—	561

	27,677	9,832	1,223	19,068

December 31, 2015 (millions of dollars)	Property, Plant and Equipment	Accumulated Depreciation	Construction in Progress	Total
Transmission	13,704	4,621	853	9,936
Distribution	9,205	3,177	238	6,266
Communication	1,006	609	18	415
Administration and service	1,531	848	35	718
Easements	622	64	—	558

	26,068	9,319	1,144	17,893

Financing charges capitalized on property, plant and equipment under construction were $52 million in 2016 (2015 – $50 million).